Income Tax: (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax benefit based on Canadian tax rates

Income tax benefit for the years ended December 31, 2020 and 2019 differs from the amount that would result from applying Canadian tax rates to net income before taxes. These differences result from the items noted below:

	2020		2019
	Amount	%	Amount	%
Income tax benefit based on Canadian tax rates	$ 3,151,661	25	$ 4,373,701	25
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	(382,207)	(3)	(305,766)	(2)
Non-deductible expenses	(155,633)	(1)	(81,592)	-
Worthless subsidiary stock write-off	-		4,347,907	25
Change in valuation allowance and other	(1,524,461)	(12)	(3,986,343)	(23)
	$ 1,089,360	9	$ 4,347,907	25

The Company recorded income tax benefit of $1.1 million and $4.3 million for the years ended December 31, 2020 and 2019, respectively. We have recorded a valuation allowance to reflect the estimated amount of the deferred tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for deferred tax assets may be reduced in the near term if our estimate of future taxable income changes. As part of the US government response to the COVID-19 pandemic, the U.S. Congress passed the CARES act in late March 2020 which, among other things, allows companies to carryback losses incurred in 2018, 2019 and 2020. The Company’s U.S. taxable losses incurred in 2020 and 2019 will be carried back to offset taxable income in 2018. The Company has an income tax receivable of $8.7 million related to the carryback of losses as noted above and prior year overpayments including $4.3 million recorded during the year ended December 31, 2019, resulting from revisions to management's estimates of the timing and amount of deductions available to the Company's U.S. subsidiary associated with the write-off of certain subsidiaries primarily related to the Company's previous investment in the Brisas Project.

The components of the Canadian and U.S. deferred income tax assets and liabilities as of December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019
Deferred income tax assets
Net operating loss carry forwards	$35,650,114	$34,569,939
Property, Plant and Equipment	5,676,072	4,742,961
Other	1,638,122	1,623,503
Total deferred income tax asset	42,964,308	40,936,403
Valuation allowance	(42,958,243)	(40,915,022)
Deferred income tax assets net of valuation allowance	$6,065	$21,381

Deferred income tax liabilities
Other	(6,065)	(21,381)
Net deferred income tax asset	$-	$-

At December 31, 2020, we had the following Canadian tax loss carry forwards stated in U.S. dollars.

		Expires
$	$ 2,049,189	2026
	3,803,028	2027
	14,495,410	2028
	13,737,408	2029
	16,971,803	2030
	19,004,491	2031
	5,514,008	2032
	8,016,234	2033
	9,288,022	2034
	13,257,966	2035
	15,762,327	2036
	11,886,957	2037
	1,137,549	2038
	2,964,778 4,711,285	2039 2040
$	$ 142,600,455

At December 31, 2020, we had the following Canadian tax loss carry forwards stated in U.S. dollars.

At December 31, 2020, we had the following Canadian tax loss carry forwards stated in U.S. dollars.

		Expires
$	$ 2,049,189	2026
	3,803,028	2027
	14,495,410	2028
	13,737,408	2029
	16,971,803	2030
	19,004,491	2031
	5,514,008	2032
	8,016,234	2033
	9,288,022	2034
	13,257,966	2035
	15,762,327	2036
	11,886,957	2037
	1,137,549	2038
	2,964,778 4,711,285	2039 2040
$	$ 142,600,455